Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Classes of current inventories [abstract]
Summary of Inventories

	As at March 31,	As of March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Consumables and spares	2,233	4,182	45
Raw Material	—	3,572	38
Finished goods	1,875	5,553	59
Emission reduction certificates (recorded as government grants)	56	231	2
Total	4,164	13,538	144